ULTIMUS
                                 [LOGO OMITTED]



November 18, 2005


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

         Re:    TFS Capital Investment Trust
               File No. 333-113652

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to TFS Capital Investment Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

     Please contact the undersigned at the address and telephone number below if you have any questions.


Very truly yours,

/s/Wade Bridge

Wade Bridge
Assistant Secretary